Trade and other receivables (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables from contracts with customers	$ 9,509	$ 11,073
Other current trade receivables	728	1,653
Receivables from participation in joint operations and similar arrangements	380	529
Receivables from equity accounted companies and other related parties	203	335
Trade and other receivables	$ 10,819	$ 13,590	$ 13,204